Business developments (Details 2)	6 Months Ended
	Jun. 30, 2014 CHF	Jun. 30, 2013 CHF	Jul. 10, 2014 Private Banking & Wealth Management's local affluent and upper affluent business in Italy EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	6,000,000	(3,000,000)
Assets under management			€ 2,000,000,000
Approximate number of agents			60